Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	ALPS ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2015
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Janus Velocity Tail Risk Hedged Large Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement [Text Block]	alpse_ProspectusSupplement

ALPS ETF TRUST

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

(THE “FUNDS”)

SUPPLEMENT DATED DECEMBER 2, 2015

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2015, AS SUPPLEMENTED

The administrator of each Fund’s Underlying Index, VelocityShares Index and Calculation Services, changed its name to Janus Index and Calculation Services. Accordingly, all references to VelocityShares Index and Calculation Services in the prospectus and statement of additional information are hereby deleted and replaced with Janus Index and Calculation Services.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Janus Velocity Volatility Hedged Large Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement [Text Block]	alpse_ProspectusSupplement

ALPS ETF TRUST

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

(THE “FUNDS”)

SUPPLEMENT DATED DECEMBER 2, 2015

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2015, AS SUPPLEMENTED

The administrator of each Fund’s Underlying Index, VelocityShares Index and Calculation Services, changed its name to Janus Index and Calculation Services. Accordingly, all references to VelocityShares Index and Calculation Services in the prospectus and statement of additional information are hereby deleted and replaced with Janus Index and Calculation Services.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.